U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2024 (Unaudited)

Face Amount				Issuer	Coupon	Maturity Date	Value

Puerto Rico Taxable Obligations - 13.2% of net assets applicable to common shareholders, total cost of $9,558,000
$9,558,000		A		Autopistas Metropolitanas de Puerto Rico, 144A security	6.75%	06/30/35	$9,468,680

Puerto Rico FNMA Taxable - 7.08% of net assets applicable to common shareholders, total cost of $5,570,347
$669,330				FNMA Pool AP1207	3.50%	02/01/43	$615,837
1,163,511				FNMA Pool AR5155	3.50%	04/01/43	1,069,071
1,181,826				FNMA Pool AV7070	3.00%	06/01/45	1,045,267
170,339				FNMA Pool 850032	5.50%	05/01/36	172,668
$2,377,330				FNMA Pool AR5162	3.50%	05/01/43	2,177,945

$5,562,336	B						$5,080,789

US Municipals - 96.65% of net assets applicable to common shareholders, total cost of $76,681,419, Continued
$630,000	C	E	D	Alameda County Joint Powers Authority	7.05%	12/01/44	$757,591
1,000,000	C			Atlanta & Fulton County Recreation Authority	5.10%	12/01/47	981,816
1,000,000	C	E		Bay Area Toll Authority	7.04%	04/01/50	1,215,329
1,000,000		E	D	California State General Obligation	7.63%	03/01/40	1,219,684
1,000,000		E		California State General Obligation	7.35%	11/01/39	1,181,747
700,000	C	E		California State General Obligation	7.55%	04/01/39	857,038
1,000,000	C		D	California Statewide Communities Development Authority	4.82%	08/01/45	808,151
1,705,000	C	E	D	Chicago O’Hare International Airport	6.40%	01/01/40	1,878,399
1,000,000	C			Chicago O’Hare International Airport	4.57%	01/01/54	940,935
750,000	C	E	D	Chicago Transportation Authority	6.20%	12/01/40	801,494
250,000	C		D	Chicago Transit Authority	3.91%	12/01/40	215,825
1,000,000	C	E		Chicago Wastewater Transmission	6.90%	01/01/40	1,130,014
1,250,000	C	E		Colorado Regional Transportation	5.84%	11/01/50	1,345,821
1,685,000	C	E	D	Colorado Bridge Enterprise	6.08%	12/01/40	1,820,494
1,000,000	C	E	D	Dallas Convention Center Hotel Development Corp.	7.09%	01/01/42	1,140,012
1,000,000	C		D	Escambia County Health Facilities Authority	3.61%	08/15/40	793,454
1,000,000	C			Golden State Tobacco	3.12%	06/01/38	810,811
1,500,000	C		D	Idaho Health Facilities Authority	5.02%	03/01/48	1,403,396
1,000,000	C	E	D	Indianapolis Public Improvement Bond Bank	6.12%	01/15/40	1,053,062
250,000			D	Inglewood California Taxable Pension Obligation	4.35%	09/01/47	205,973
285,000	C		D	Kentucky County Airport	4.69%	01/01/49	247,850
660,000	C	E		Los Angeles California Department of Water and Power	5.72%	07/01/39	689,282
315,000	C	E	D	Los Angeles County Public Works Financing Authority	7.62%	08/01/40	387,630
955,000	C	E		Los Angeles California Department Airports	6.58%	05/15/39	1,032,415
1,000,000	C			Louisville & Jefferson County Metropolitan Sewer District	4.76%	05/15/42	907,303
1,865,000	C	E	D	Louisville & Jefferson County Metropolitan Sewer District	6.25%	05/15/43	2,079,794
375,000	C			Maryland Economic Development Corp.	4.13%	06/01/29	356,587
150,000	C			Maryland Economic Development Corp.	4.25%	06/01/31	139,793
500,000	C			Maryland Stadium Authority Bonds	3.71%	03/01/39	434,925
2,000,000	C	E	D	Metropolitan Transportation Authority	7.34%	11/15/39	2,414,274
1,120,000	C	E		Metropolitan Transportation Authority	6.81%	11/15/40	1,244,793
1,000,000	C			Metropolitan Transportation Authority	5.18%	11/15/49	927,225
1,500,000	C			Michigan State University	4.50%	08/15/48	1,383,476
2,203,000	C	E		Municipal Electric Authority of Georgia	7.06%	04/01/57	2,506,280
1,490,000	C	E		New Jersey Turnpike Authority	7.10%	01/01/41	1,731,240
600,000	C		D	New Jersey State Education	3.84%	09/01/36	530,390
1,000,000		E	D	New York General Obligations Bonds	5.99%	12/01/36	1,047,865
955,000	C			New York City Industrial Development Agency	6.03%	01/01/46	977,793
1,710,000	C	E		New York City Transitional Finance Authority Building Aid Revenue	6.83%	07/15/40	1,911,253
910,000	C	E		New York City Transitional Finance Authority	5.77%	08/01/36	938,286
1,000,000	C	E		New York City Transitional Finance Authority	5.51%	08/01/37	1,019,292
1,000,000	C		D	New York Dormitory Authority	4.95%	08/01/48	917,437
1,000,000	C			New York Transportation and Development Corp.	3.67%	07/01/30	921,712
1,445,000	C	E	D	New York Urban Development Corp.	5.77%	03/15/39	1,478,002
1,000,000				New York General Obligations Bonds	5.83%	10/01/53	1,115,827
750,000	C			Nashville & Davidson County Metropolitan Government Sports Stadium	5.60%	07/01/56	769,932
1,000,000		E		North Las Vegas General Obligation	6.57%	06/01/40	1,116,689
1,000,000	C	E	D	North Texas Tollway Authority	6.72%	01/01/49	1,180,836
1,000,000	C	E	D	Northern California Power Agency Bond	7.31%	06/01/40	1,154,028
500,000	C			Oklahoma State Development Finance Authority	5.45%	08/15/28	494,717
1,210,000	C	E	D	Pennsylvania Turnpike Commission	5.56%	12/01/49	1,242,698
2,000,000	C			Port Morrow Oregon	2.54%	09/01/40	1,490,770
1,250,000	C		D	Port Authority of New York & New Jersey	5.65%	11/01/40	1,338,043
1,200,000	C		D	Port of Portland	4.06%	07/01/39	1,059,108
835,000	C	E		Public Power Generation Agency Bond	7.24%	01/01/41	935,579

US Municipals - 96.65% of net assets applicable to common shareholders, total cost of $76,681,419, Concluded
1,815,000	C	E	D	Rutgers The State University of New Jersey	5.67%	05/01/40	1,900,922
1,160,000	C	E	D	Sacramento Municipal Utility District	6.16%	05/15/36	1,238,676
1,140,000	C			San Francisco City & County Redevelopment Agency	8.41%	08/01/39	1,432,224
750,000	C		D	Spartanburg Regional Health Services District	4.23%	04/15/38	658,839
1,000,000	C			Spartanburg Regional Health Services District	3.55%	04/15/50	685,029
1,715,000	C		D	Texas Private Activity Bond	3.92%	12/31/49	1,422,580
1,070,000	C	E	D	Utah Transit Authority	5.94%	06/15/39	1,135,798
240,000				Wisconsin Center District	4.17%	12/15/50	188,908
1,845,000	C	E	D	Washington State Convention Center Public Facilities District	6.79%	07/01/40	2,006,995

$67,238,000							$69,354,138

Total investments (116.93% of net assets)							$83,903,607
Other assets less liabilities (-16.93% of net assets)							(12,147,766)

Net assets applicable to common shareholders - 100%							$71,755,841

Purchased				Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)

Futures Contracts - total cost of $3,147,855
25 Contracts				Ultra Long Term U.S. Treasury Bond Futures	06/18/25	$3,214,845	$(66,990)

The underlying notional amount at value of futures purchased is 4.48% of net assets applicable to common shareholders

A	Private Placement under rule 144A.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

D	A portion or all of the security has been pledged as collateral for line of credit.

E	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.